INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Inventories
	December 31,
	2012	2011

Raw materials and components	$2,747	$2,430
Work in progress	3,885	4,529
Finished goods	640	696

	$7,272	$7,655